Prepayments, Accrued Income and Other Receivables - Summary of Prepayments, Accrued Income and Other Receivables Explanatory (Details) - GBP (£) £ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepayments Accrued Income And Other Receivables [Abstract]
Prepayments—manufacturing and clinical	£ 2,630	£ 1,050
Prepayments—other	1,489	750
Accrued income	76	165
VAT	475	379
Other receivables	40	10
Prepayments, accrued income and other receivables	£ 4,710	£ 2,354